CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥) shares	Aug. 31, 2019 CNY (¥) shares
Accounts receivable, allowance	¥ 15,433	¥ 7,772
Accounts payable	93,090	94,295
Amounts due to related parties	86,563	110,038
Accrued expenses and other current liabilities	633,397	615,082
Short-term loan	938,300	50,000
Income tax payable	118,716	93,479
Contract liabilities	1,544,184	1,529,137
Refund liabilities	70,711	20,259
Operating lease liabilities-current	210,082
Non-current contract liabilities	1,772
Deferred tax liabilities, net	57,826	53,689
Other non-current liabilities due to related parties	26,843	21,736
Other non-current liabilities	19,612	¥ 10,654
Long-term loan	77,919
Operating lease liabilities - non current	¥ 1,802,544
Share capital, issued (in shares) | shares	119,488,962	120,585,274
Share capital, outstanding (in shares) | shares	119,488,962	120,585,274
Major subsidiaries and schools of VIE
Accounts payable	¥ 28,691	¥ 32,842
Amounts due to related parties	52,567	76,117
Accrued expenses and other current liabilities	394,880	364,734
Short-term loan	7,500	0
Income tax payable	34,992	50,968
Contract liabilities	1,291,781	1,157,774
Refund liabilities	23,804	19,132
Operating lease liabilities-current	30,601	0
Non-current contract liabilities	1,772	0
Deferred tax liabilities, net	34,641	35,895
Other non-current liabilities due to related parties	26,843	21,736
Other non-current liabilities	11,364	7,621
Long-term loan	77,500	0
Operating lease liabilities - non current	¥ 222,693	¥ 0